Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating activities
Net loss for the year	$ (50,185)	$ (51,396)
Adjustments for:
Foreign exchange (gain) loss, net	(17,903)	40,407
Interest in loans with related parties	(2,727)	(2,092)
Accretion of present value of assets retirement obligation	239	156
Amortization of transaction costs	725	745
Provision for contingencies	1,607	1,949
Social programs provision	949	255
Stock-based compensation	2,014	8,102
Provision for expected inventory losses	7,945
Depreciation and depletion	10,355	13,761
Income tax and social contribution - current and deferred	15,803	(14,635)
Interest in loans and leases	20,608	21,323
Other	2,759	3,672
(Increase) decrease in operating assets
Trade accounts receivable	11,952	4,230
Inventories	(7,728)	(6,396)
Advance to suppliers	7,654	(6,467)
Prepaid expenses and other assets	2,720	(231)
Recoverable VAT and other taxes, net	(9,604)	(10,762)
Cash held as collateral	1,403	(171)
Other assets	(849)	46
Increase (decrease) in operating liabilities
Suppliers	7,105	(3,669)
Prepayment from customer	3,450	68
Taxes payables	12,899	9,921
Payroll and related charges	25	1,139
Other liabilities	361	3,292
Interest payment on loans and leases	(19,132)	(31,545)
Net cash provided by (used in) operating activities	2,445	(18,298)
Investing activities
Purchase of property, plant and equipment	(9,890)	(16,748)
Addition to exploration and evaluation assets	(995)	(3,146)
Loans to related parties for surface rights acquisition	(1,080)	(3,707)
Net cash used in investing activities	(11,965)	(23,601)
Financing activities
Repayment of loan	(94,390)	(122,161)
Proceeds from loans	57,745	178,383
Intercompany loan agreement – related parties	5,653
Transactions costs		(174)
Payment of lease liabilities	(2,318)	(2,392)
Net cash provided by (used in) financing activities	(33,310)	53,656
Effect of foreign exchange gain (loss) on cash equivalents	3,126	(14,423)
Decrease in cash and cash equivalents in the year	(39,704)	(2,666)
Cash and cash equivalents, beginning of year	45,918	48,584	[1]
Cash and cash equivalents, end of year	6,214	45,918
Decrease in cash and cash equivalents in the year	$ (39,704)	$ (2,666)

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.